UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE
Report for the Calendar Quarter ended: December 31, 2009
Check here is Amendment [ ]; Amendment Number: NA
This amendment (check only one.): [] is a restatement.
					    [] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Appleton Group Wealth Management, LLC
Address:	100 W. Lawrence St
		Third Floor Appleton, WI  54911

13-F File Number: 028-13465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral ports of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Scheffler
Title:		CCO
Phone: 		920-993-7727
Signature,	        Place,			        and Date of Signing:
Mark C. Scheffler	Appleton, Wisconsin		 Februar 12, 2009
Report type (Check only one.):
		[X] 13F HOLDINGS REPORT.
		[] 13F NOTICE.
		[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	7
Form 13F Information Table Value Total:	41436

List of other included Managers:	N/A
No. 13F File Number		028-13465

FORM 13F INFORMATION TABLE
As of 12/31/2009

ISSR	   CLAS   CSIP      VAL    SH     SH PUT INVT    OTHR  VOTING  AUTH
	     		       (000S)  AMT   PRN CAL DSCRETN MGRS   SOLE  SHARD

XLB       EQ   81369Y100  2193   66485  S	       SLE     0   66485
UNG       EQ   912318102  4297  426300  S	       SLE     0  426300
EEM       EQ   464287234  6466  155798  S        SLE     0  155798
JNK        EQ   78464A417  4252  109548  S       SLE      0  109548
QQQQ       EQ   73935A104  8931  195220  S       SLE      0  195220
IYR        EQ   464287739  6667  145198  S       SLE      0  145198
IWD        EQ   464287598  8630  150353  S       SLE      0  150353